MERGE OF IUDU COMPANIA FINANCIERA S.A. AND TARJETA AUTOMATICA S.A WITH BANCO SUPERVIELLE S.A.	12 Months Ended
Dec. 31, 2023
MERGE OF IUDU COMPANIA FINANCIERA S.A. AND TARJETA AUTOMATICA S.A WITH BANCO SUPERVIELLE S.A.
MERGE OF IUDU COMPANIA FINANCIERA S.A. AND TARJETA AUTOMATICA S.A WITH BANCO SUPERVIELLE S.A.

33. merge OF IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A. with Banco Supervielle S.A.

On December 14, 2022, the board of directors of Banco Supervielle S.A. accepted a merge commitment by absorption, as absorbing company, with IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A., as absorbed companies.

The absorption of these two companies will make it possible to offer services to the consumer financing segment in a much more efficient manner, simplifying the corporate structure and completing the integration that began in September 2022 with the migration of clients and the IUDU financing portfolio to the Bank. Customers who have IUDU accounts will be able to maintain a 100% digital experience while having the rest of the Bank's service channels available.

On March 6, 2023, the Board of Directors of Banco Supervielle S.A. agreed to carry out a corporate reorganization, through a merger by absorption by which Banco Supervielle would absorb IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A., which would be dissolved without liquidation. The Merger date was set effective January 1, 2023, inclusive, date from which Banco Supervielle S.A. In its capacity as absorbing and continuing company, assumed the activities of IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A., assuming the rights and obligations corresponding to those companies.

The shareholders of the companies Banco Supervielle S.A. (“Absorbing Company”), IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A. (“Absorbed Companies”) approved in an ordinary and extraordinary meeting held on May 18, 2023, the merger by absorption of the Absorbing Company with the Absorbed Companies under the terms of article 82 and related provisions of the General Companies Law and its amendments and of article 77 et seq. of the Income Tax Law (text ordered in 1997 and its modifications). Once the current legal requirements have been met, the registration of said merger will proceed.

On June 8, 2023, the final merger commitment was signed.

The forementioned decision was approved by the Central Bank of the Argentine Republic on December 1, 2023 under Resolution No. 478 and by the National Securities Commission on December 13, 2023 under Resolution N°RESFC-2023-22557-APN-DIR#CNV.

Grupo Supervielle S.A. received 4,783,920 class B shares of Banco Supervielle S.A. in accordance with the previous merger commitments, with 4,422,016 shares corresponding to an exchange ratio of 0.09497225 for IUDÚ Compañía Financiera S.A. and 361,904 shares corresponding to an exchange ratio of 0.03375751 for Tarjeta Automática S.A.

As a result of the merger, the participation of Grupo Supervielle S.A. at Banco Supervielle S.A. amounted to 97.1198%. However, for the purposes of the consolidated financial statements, said operation had no effect on the total holding.